Initial Public Offering - Additional Information (Detail) - USD ($)			6 Months Ended	9 Months Ended
	May 15, 2025	Dec. 31, 2024	Jun. 30, 2025	Sep. 30, 2025
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance Initial Public Offering			$ 414,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during period, shares, new issues	41,400,000
Shares issued, price per share	$ 10
Number of shares issued per unit	1
Class of warrant or right, exercise price of warrants or rights	$ 11.5
Proceeds from Issuance Initial Public Offering	$ 414,000,000			$ 414,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during period, shares, new issues	5,400,000
Over-Allotment Option [Member] | Capital Units [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during period, shares, new issues		34,500,000
Shares issued, price per share		$ 10
Proceeds from Issuance Initial Public Offering		$ 345,000,000
Proposed Offering [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued per unit		1
Class of warrant or right, exercise price of warrants or rights		$ 11.5
Proposed Offering [Member] | Capital Units [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during period, shares, new issues		30,000,000
Shares issued, price per share		$ 10
Proceeds from Issuance Initial Public Offering		$ 300,000,000